Note 6 - Intangible Assets	6 Months Ended
Feb. 28, 2015
Notes
Note 6 - Intangible Assets

NOTE 6—INTANGIBLE ASSETS

Intangible assets represents capitalized prepaid territory rights and franchise fees paid. The costs are amortized over the remaining life of the contract executed with the franchisor.

As of February 28, 2015 and August 31, 2014 the Company’s territory and franchise rights consisted of the following:

	February 28, 2015	August 31, 2014
Territory and franchise rights	$2,058,595	$1,926,194
Less: Accumulated amortization	(1,225,887)	(1,028,348)
Territory and franchise rights, net	$832,708	$897,846

Amortization expense on intangible assets included as a charge to income was $197,539 and $114,635 for the six-month periods ended February 28, 2015 and 2014, respectively.

Estimated amortization expense to be recorded for the next five years is as follows:

2015	$210,358
2016	137,015
2017	137,015
2018	137,015
2019	137,015
Thereafter	74,289
Total future amortization	$832,708